Discontinued operations	12 Months Ended
Dec. 31, 2022
Discontinued operations
Discontinued operations

34Discontinued operations

On 30 May 2022, the Group announced the first portfolio optimization plan, which puts more focus on profitability and cost efficiencies across the business. Adopting this plan resulted in a 32% headcount reduction as well as partial discontinuation of selected operations across the group, none of which qualified as a major business discontinuation.

On 18 November 2022, the Group announced the second stage of the plan, which further streamlines strategy by weighing for each subsidiary different alternatives such as downsizing operations, completely discontinuing operations, and seeking potential buyers. Adopting this plan resulted in an increased focus on developing the Group’s largest markets and the discontinuation of operations or sales of the Group’s smaller markets. The assets associated with these discontinued operations amounted to USD 20,506,889. Since the discontinuation of operations raised doubts with regards to the economic benefits expected to be generated from these assets, management has assessed the recoverability of these assets and, accordingly, impairment of USD 15,227,791 has been charged to the consolidated statement of comprehensive loss against assets that are deemed to not be recoverable. Further, USD 29,653,409 (full impairment) has been charged against the goodwill associated with the discontinued operations to the consolidated statement of comprehensive loss.

According to the guidance provided by IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”, the assets and liabilities associated with those subsidiaries whose operations were discontinued have been presented as held for sale in the consolidated financial statements. The results, major classes of assets and liabilities, and net cash flows of these subsidiaries are presented below.

34Discontinued operations (continued)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Total
Results for the year 2022
Revenue	4,548,557	15,243,597	526,001	—	3,464,525	3,881,490	1,635	7,346,255	752,801	35,764,861
Expenses	(5,495,428)	(24,027,477)	(2,363,934)	(10,064)	(6,527,783)	(5,739,771)	(24,231)	(11,185,077)	(2,761,876)	(58,135,641)
Operating loss	(946,871)	(8,783,880)	(1,837,933)	(10,064)	(3,063,258)	(1,858,281)	(22,596)	(3,838,822)	(2,009,075)	(22,370,780)

Finance income/(costs)	(64,355)	(6,087)	(29,402)	1,441	(35,038)	(2,617)	—	(19,488)	(447,499)	(603,045)
Deferred tax gains	—	—	401,428	—	—	—	—	(48,259)	—	353,169
Loss from discontinued operations	(1,011,226)	(8,789,967)	(1,465,907)	(8,623)	(3,098,296)	(1,860,898)	(22,596)	(3,906,569)	(2,456,574)	(22,620,656)

Assets
Property and equipment	115,310	—	—	—	—	—	—	—	—	115,310
Intangible assets	2,024,065	—	—	—	—	—	—	—	—	2,024,065
Right-of-use assets	576,299	—	—	—	—	—	—	—	—	576,299
Trade and other receivables	690,241	516,017	—	—	133,890	—	—	—	—	1,340,148
Prepaid expenses and other current assets	65,347	—	—	—	—	—	—	—	—	65,347
Cash and cash equivalents	886,450	124,763	—	24,638	35,031	84,862	2,185	—	—	1,157,929
Assets classified as held for sale	4,357,712	640,780	—	24,638	168,921	84,862	2,185	—	—	5,279,098

Liabilities
Interest-bearing loans	407,615	—	318,765	—	—	—	—	—	1,256,513	1,982,893
Lease liability	628,845	—	—	—	—	—	—	—	—	628,845
Accounts payable, accruals and other payables	816,547	569,646	183,969	51,489	501,822	460,595	12,876	2,094,972	1,078,013	5,769,929
Loans from a related party	—	—	458,241	—	—	—	—	—	—	458,241
Liabilities directly associated with assets classified as held for sale	1,853,007	569,646	960,975	51,489	501,822	460,595	12,876	2,094,972	2,334,526	8,839,908
Net assets directly associated with assets classified as held for sale	2,504,705	71,134	(960,975)	(26,851)	(332,901)	(375,733)	(10,691)	(2,094,972)	(2,334,526)	(3,560,810)

Amounts included in accumulated OCI	—	272,146	(565)	146,839	132,024	—	151	—	—	550,595
Exchange differences on translation of foreign operations	(103,808)	(221,020)	(1,590,502)	(243,734)	55,097	—	5,761	420,034	635,103	(1,043,069)
Reserve of disposal group classified as held for sale	(103,808)	51,126	(1,591,067)	(96,895)	187,121	—	5,912	420,034	635,103	(492,474)

34Discontinued operations (continued)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Total
Operating	60,959	53,629	183,969	51,489	367,932	460,595	12,876	2,094,972	1,078,013	4,364,434
Investing	(62,764)	—	—	—	—	—	—	—	—	(62,764)
Financing	407,615	—	777,006	—	—	—	—	—	1,256,513	2,441,134
Net cash inflow	405,810	53,629	960,975	51,489	367,932	460,595	12,876	2,094,972	2,334,526	6,742,804
Earnings per share
Basic, loss for the year from discontinued operations	—	—	—	—	—	—	—	—	—	(0.13)
Diluted, loss for the year from discontinued operations	—	—	—	—	—	—	—	—	—	(0.13)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Total
Results for the year 2021
Revenue	—	10,391,287	148,535	—	1,873,051	367,073	1,362	—	—	12,781,308
Expenses	—	(18,041,905)	(361,176)	(79,336)	(5,890,665)	(791,103)	(24,477)	—	—	(25,188,662)
Operating loss	—	(7,650,618)	(212,641)	(79,336)	(4,017,614)	(424,030)	(23,115)	—	—	(12,407,354)

Finance income/(costs)	—	(14,695)	49,829	3,245	(30,863)	—	—	—	—	7,516
Loss from discontinued operations	—	(7,665,313)	(162,812)	(76,091)	(4,048,477)	(424,030)	(23,115)	—	—	(12,399,838)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Total

Operating	—	758,461	(22,637)	(238,797)	(212,449)	(146,976)	(1,356)	—	—	136,246
Investing	—	(7,523)	(998,920)	—	(316,771)	—	—	—	—	(1,323,214)
Financing	—	—	876,749	—	—	—	—	—	—	876,749
Net cash inflow	—	750,938	(144,808)	(238,797)	(529,220)	(146,976)	(1,356)	—	—	(310,219)
Earnings per share
Basic, loss for the year from discontinued operations	—	—	—	—	—	—	—	—	—	(0.14)
Diluted, loss for the year from discontinued operations	—	—	—	—	—	—	—	—	—	(0.14)

34Discontinued operations (continued)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Total
Results for the year 2020
Revenue	—	1,502,884	—	514,253	310,403	—	—	—	—	2,327,540
Expenses	—	(6,569,804)	—	(4,147,697)	(423,354)	—	—	—	—	(11,140,855)
Operating loss	—	(5,066,920)	—	(3,633,444)	(112,951)	—	—	—	—	(8,813,315)

Finance income/(costs)	—	(15,548)	—	(3,434)	—	—	—	—	—	(18,982)
Loss from discontinued operations	—	(5,082,468)	—	(3,636,878)	(112,951)	—	—	—	—	(8,832,297)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Total

Operating	—	(1,137,133)	—	(199,777)	(950,487)	—	—	—	—	(2,287,397)
Investing	—	29,336	—	-	(640,559)	—	—	—	—	(611,223)
Net cash inflow	—	(1,107,797)	—	(199,777)	(1,591,046)	—	—	—	—	(2,898,620)
Earnings per share
Basic, loss for the year from discontinued operations										(0.11)
Diluted, loss for the year from discontinued operations										(0.11)

34.1Subsidiaries held for sale

34.1.1	Volt Line BV

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Volt Line BV. As such, on 22 December 2022, it was proposed that a share sale and purchase agreement in respect of the entire issued share capital of Volt Lines BV is entered into where the entire issued share capital of the subsidiary is to be sold by the Group back to the original shareholders of the subsidiary. The sale was finalized subsequently on 6 January 2023 (Note 37).

34Discontinued operations (continued)

34.1Subsidiaries held for sale (continued)

34.1.2Swvl Pakistan (Private) Ltd.

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Swvl Pakistan (Private) Ltd.. As such, management approached potential buyers with the intention to sell the subsidiary and, subsequently in January 2023, the sale of the subsidiary’s shares by the parent company was approved. The sale is expected to be completed within a year from the consolidated financial statements’ reporting date. The sale was finalized subsequently on 15 April 2023 (Note 37).

34.1.2Shotl Transportation, S.L.

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Shotl Transportation, S.L.. As such, on 22 November 2022, it was proposed that the subsidiary either be sold to potential buyers who expressed interest or, in the event the subsidiary cannot be sold, closed down. The sale back of the subsidiary’s shares by the parent company was approved on 22 February 2023 and the sale was finalized subsequently on 24 February 2023 (Note 37).

34.2Subsidiaries under liquidation

Swvl NBO Limited

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Swvl NBO Limited or sell the subsidiary. Further, since the date of the second stage of the portfolio optimization plan, discussions have been underway to commence the liquidation and winding up process of the subsidiary. The liquidation process is expected to be completed within 12 months of the reporting date.

34.2.2Swvl Technologies Ltd.

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Swvl Technologies Ltd. or sell the subsidiary. Further, since the date of the second stage of the portfolio optimization plan, discussions have been underway to commence the liquidation and winding up process of the subsidiary. The liquidation process is expected to be completed within 12 months of the reporting date.

34.2.3Smart Way Transportation LLC

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Smart Way Transportation LLC or sell the subsidiary. Further, since the date of the second stage of the portfolio optimization plan, discussions have been underway to commence the liquidation and winding up process of the subsidiary. The liquidation process is expected to be completed within 12 months of the reporting date.

34.2.4Swvl MY For Information Technology SDN BHD

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Swvl MY For Information Technology SDN BHD or sell the subsidiary. Further, since the date of the second stage of the portfolio optimization plan, discussions have been underway to commence the liquidation and winding up process of the subsidiary. The liquidation process is expected to be completed within 12 months of the reporting date.

34Discontinued operations (continued)

34.2.5Viapool Inc.

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Viapool Inc. or sell the subsidiary. Further, since the date of the second stage of the portfolio optimization plan, discussions have been underway to commence the liquidation and winding up process of the subsidiary. The liquidation process is expected to be completed within 12 months of the reporting date.

34.2.6Swvl Germany GmbH

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Door2Door GmbH or sell the subsidiary. Further, since the date of the second stage of the portfolio optimization plan, discussions have been underway to commence the liquidation and winding up process of the subsidiary. The liquidation process is expected to be completed within 12 months of the reporting date.